Schedule of Investments (unaudited) March 31, 2021	BlackRock LifePath® Dynamic 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)

Equity Funds — 62.5%
BlackRock Advantage Emerging Markets Fund, Class K	1,834,155	$23,935,729
BlackRock Tactical Opportunities Fund, Class K	1,166,794	16,113,429
Diversified Equity Master Portfolio	$115,952,363	115,952,363
International Tilts Master Portfolio	$32,211,071	32,211,071
iShares Developed Real Estate Index Fund, Class K	959,712	10,028,994
iShares MSCI EAFE Small-Cap ETF	186,594	13,404,913

		211,646,499

Fixed-Income Funds — 33.3%
CoreAlpha Bond Master Portfolio	$34,279,245	34,279,245
iShares Core U.S. Aggregate Bond ETF	261,397	29,754,821
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	23,279	3,027,434
iShares TIPS Bond ETF	171,239	21,490,494
Master Total Return Portfolio	$24,078,550	24,078,550

		112,630,544

Security	Shares	Value
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)	2,803,747	$2,805,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	9,487,146	9,487,146

		12,292,575

Total Investments — 99.4% (Cost: $327,251,984)		336,569,618
Other Assets Less Liabilities — 0.6%		1,980,991

Net Assets — 100.0%		$338,550,609

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$23,215,542	$518,189		$(819,373)		$162,323	$859,048	$23,935,729	1,834,155	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	7,590,826	—		(4,785,397	)(a)	—	—	2,805,429	2,803,747	4,294	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	247,923	9,239,223	(a)	—		—	—	9,487,146	9,487,146	248		—
BlackRock Tactical Opportunities Fund, Class K	16,300,117	—		—		—	(186,688)	16,113,429	1,166,794	—		—
CoreAlpha Bond Master Portfolio	34,145,665	7,834,869		—		(274,021)	(7,427,268)	34,279,245	$34,279,245	204,207		—
Diversified Equity Master Portfolio	112,360,816	19,538,539		—		4,651,159	(20,598,151)	115,952,363	$115,952,363	246,569		—
International Tilts Master Portfolio	31,897,005	6,037,743		—		1,625,286	(7,348,963)	32,211,071	$32,211,071	183,078		—
iShares Core U.S. Aggregate Bond ETF	28,914,002	1,933,971		—		—	(1,093,152)	29,754,821	261,397	96,127		—
iShares Developed Real Estate Index Fund, Class K	9,892,302	—		(455,631)		(47,703)	640,026	10,028,994	959,712	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,927,942	269,540		—		—	(170,048)	3,027,434	23,279	11,371		—
iShares MSCI EAFE Small-Cap ETF	13,683,328	—		(954,748)		79,874	596,459	13,404,913	186,594	—		—
iShares TIPS Bond ETF	20,260,353	1,932,628		(352,535)		(5,937)	(344,015)	21,490,494	171,239	—		—
Master Total Return Portfolio	23,719,845	6,674,646		—		(83,947)	(6,231,994)	24,078,550	$24,078,550	271,482		—

						$6,107,034	$(41,304,746)	$336,569,618		$1,017,376		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	46	04/16/21	$4,632	$(44,658)
Topix Index	25	06/10/21	4,412	133,470
10-Year Australian T-Bond	148	06/15/21	15,526	(105,854)
S&P/TSE 60 Index	31	06/17/21	5,482	31,677
FTSE/MIB Index	34	06/18/21	4,863	118,784
MSCI EAFE Index	40	06/18/21	4,384	(14,315)
Russell 2000 E-Mini Index	80	06/18/21	8,890	(240,367)
10-Year Canada Bond	151	06/21/21	16,674	(419,635)

				(540,898)

Short Contracts
FTSE 100 Index	25	06/18/21	2,302	(1,021)
S&P 500 E-Mini Index	12	06/18/21	2,380	(48,273)
S&P 500 Micro E-Mini Index	169	06/18/21	3,352	(256)
10-Year U.S. Treasury Note	86	06/21/21	11,261	249,433
10-Year U.S. Ultra Long Treasury Note	60	06/21/21	8,621	370,836

				570,719

				$29,821

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,296,694	USD	3,403,052	Bank of America N.A.	06/16/21	$16,314
CAD	5,621,116	USD	4,451,946	Bank of America N.A.	06/16/21	21,413

						37,727

AUD	4,231,016	USD	3,303,640	Bank of America N.A.	06/16/21	(88,978)
EUR	11,986,562	USD	14,502,111	Bank of America N.A.	06/16/21	(424,424)
JPY	335,971,593	USD	3,144,407	Bank of America N.A.	06/16/21	(107,969)

						(621,371)

						$(583,644)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$63,483,065	$—	$—	$63,483,065
Fixed-Income Funds	54,272,749	—	—	54,272,749
Money Market Funds	12,292,575	—	—	12,292,575

	$130,048,389	$—	$—	130,048,389

Investments Valued at NAV(a)				206,521,229

				$336,569,618

Derivative Financial Instruments(b)
Assets
Equity Contracts	$283,931	$—	$—	$283,931
Foreign Currency Exchange Contracts	—	37,727	—	37,727
Interest Rate Contracts	620,269	—	—	620,269
Liabilities
Equity Contracts	(348,890)	—	—	(348,890)
Foreign Currency Exchange Contracts	—	(621,371)	—	(621,371)
Interest Rate Contracts	(525,489)	—	—	(525,489)

	$29,821	$(583,644)	$—	$(553,823)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3